www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2025 OFS Credit Company OFS Credit Company, Inc. (“OCCI”) NASDAQ: OCCI (common stock) NASDAQ: OCCIN, OCCIO and OCCIM (preferred stock) Investor Presentation September 2025

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2025 OFS Credit Company Important Disclosures 2 This presentation and the information and views included herein do not constitute investment advice, or a recommendation or an offer to enter into any transaction with OFS Credit Company, Inc. (the “Company” or “OCCI”) or any of its affiliates. This presentation is provided for informational purposes only, does not constitute an offer to sell securities of the Company or a solicitation of an offer to purchase any such securities, and is not a prospectus. From time to time, the Company may have a registration statement relating to one or more of its securities on file with the Securities and Exchange Commission (“SEC”). Any registration statement that has not yet been declared effective by the SEC, and any prospectus relating thereto, is not complete and may be changed. Any securities that are the subject of such a registration statement may not be sold until the registration statement filed with the SEC is effective. This presentation is solely for the use of the intended recipient(s). The information and its contents are the property of OFS and/or the Company. Any unauthorized dissemination, copying or use of this presentation is strictly prohibited and may be in violation of law. This presentation is being provided for informational purposes only. Investors should read the Company’s prospectus and SEC filings (which are publicly available on the EDGAR Database on the SEC website at http://www.sec.gov) carefully and consider their investment goals, time horizons and risk tolerance before investing in the Company. Investors should consider the Company’s investment objectives, risks, charges and expenses carefully before investing in securities of the Company. There is no guarantee that any of the goals, targets or objectives described in this presentation will be achieved. An investment in the Company is not appropriate for all investors, is speculative and entails substantial risk. An investment in the Company is not intended to be a complete investment program. Shares of closed-end investment companies, such as the Company, frequently trade at a discount from their net asset value, which may increase investors’ risk of loss. Past performance is not indicative of, or a guarantee of, future performance. The performance and certain other portfolio information quoted herein represents information as of dates noted herein. Nothing herein shall be relied upon as a representation as to the future performance or portfolio holdings of the Company. Investment return and principal value of an investment will fluctuate, and shares, when sold, may be worth more or less than their original cost. The Company’s performance is subject to change since the end of the period noted in this report and may be lower or higher than the performance data shown herein. Neither OFS nor the Company provides legal, accounting or tax advice. Any statement regarding such matters is explanatory and may not be relied upon as definitive advice. Investors should consult with their legal, accounting and tax advisers regarding any potential investment. The information presented herein is as of the dates noted herein and is derived from financial and other information of the Company, and, in certain cases, from third party sources and reports (including reports of third party custodians, CLO collateral managers and trustees) that have not been independently verified by the Company. As noted herein, certain of this information is estimated and unaudited, and therefore subject to change. We do not represent that such information is accurate or complete, and it should not be relied upon as such. This report does not purport to be complete and no obligation to update or revise any information herein is being assumed. Information contained on our website is not incorporated by reference into this report and you should not consider information contained on our website to be part of this report or any other report we file with the SEC. This presentation contains "forward looking statements" that are subject to risks and uncertainties. Forward-looking statements can be identified by terminology such as “anticipate,” “believe,” “could,” “could increase the likelihood,” “estimate,” “expect,” “intend,” “is planned,” “may,” “should,” “will,” “will enable,” “would be expected,” “look forward,” “may provide,” “would” or similar terms, variations of such terms or the negative of those terms. Such forward-looking statements involve known and unknown risks, uncertainties and other factors including those risks, uncertainties and factors referred to in the Company’s public filings with the SEC. As a result of such risks, uncertainties and factors, actual results may differ materially from any future results, performance or achievements discussed in or implied by the forward-looking statements contained herein. The Company is providing the information as of this date and assumes no obligations to update or revise any forward-looking statements, whether as a result of new information, future events or otherwise. OFS is a brand name and is meant to include Orchard First Source Asset Management Holdings, LLC, and its direct and indirect subsidiaries, including OFS Capital Management, LLC, OFS CLO Management, LLC, OFS CLO Management II, LLC and OFS CLO Management III, LLC, which are registered investment advisers, OFS Capital Corporation, a publicly traded business development company (NASDAQ “OFS”), OFS Credit Company, Inc., a publicly traded registered closed-end fund (NASDAQ “OCCI”), and their predecessor entities. CIM Assets Owned and Operated (AOO) represents the aggregate assets owned and operated by CIM on behalf of partners (including where CIM contributes alongside for its own account) and co-investors, whether or not CIM has discretion, in each case without duplication. Please note, changes in global, national, regional or local economic, demographic or capital market conditions (including those caused by the impacts of the ongoing war between Russia and Ukraine, interest rate and inflation rate changes, the escalated armed conflict and heightened regional tensions in the Middle East, instability in the U.S. and international banking systems, the agenda of the U.S. Presidential administration, including the impact of tariff enactment and tax reductions, trade disputes with other countries, the risk of recession or a shutdown of U.S. government services and related market volatility) may continue to have a significant negative impact on our business, financial condition, results of operations and cash flows and those of our portfolio companies, including our and their ability to achieve our respective objectives. OFS®, OFS Capital®, OFS Credit® and HPCI® are registered trademarks of Orchard First Source Asset Management, LLC. OFS Capital Management™ is a trademark of Orchard First Source Asset Management, LLC. All other trademarks or trade names are the property of their respective owners.

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2025 OFS Credit Company OFS Credit Company (NASDAQ: OCCI) 3 Overview » OCCI is a Nasdaq-listed closed-end fund that primarily invests in CLO equity and debt securities » Net Asset Value per common share of $6.13 as of July 31, 2025 Advisor » OFS was established in 1994 and has $4.1 billion of assets under management1 » Focused on: (1) structuring and investing in CLO equity and CLO debt; (2) managing CLOs (investing in broadly syndicated loans financed through CLOs); and (3) direct loan origination Alignment of Interest » As of July 31, 2025, insiders own ~3.7% of OCCI’s common shares CLOs are an attractive asset class » Collateralized by floating rate, first lien, senior secured loans to large U.S. based corporations » Diversified by a large number of distinct underlying borrowers across various industry sectors with varying vintages » Financed with matched funding (meaning that investments are planned to correspond to the timing of payments on financing) Distributions » Annual cash distribution of $1.382, 3, 4 » ~$13.37 of distributions declared since October 2018 IPO5 1. As of June 30, 2025. Includes OFS Capital Management, LLC, and its affiliated registered investment advisers, OFS CLO Management, LLC, OFS CLO Management II, LLC and OFS CLO Management III, LLC. Certain assets under management may be reflected at par. 2. Reflects annualized distribution rate on the most recent monthly all-cash distribution of $0.115 declared on shares of common stock for each of the three months in the fiscal quarter ending October 31, 2025. The August 2025 distribution was paid on August 29, 2025, in cash to stockholders of record as of August 15, 2025. The September 2025 distribution is payable on September 30, 2025, in cash to stockholders of record as of September 15, 2025. The October 2025 distribution is payable on October 31, 2025, in cash to stockholders of record as of October 15, 2025. 3. Based on OCCI's estimated net investment income, as determined in accordance with U.S. generally accepted accounting principles ("GAAP"), for the eight months ended August 31, 2025, OCCI estimates that 61% of calendar year 2025 distributions were from ordinary income and 39% were from return of capital. The Company’s fiscal year differs from the calendar year period on which the tax character of distributions is determined for Form 1099-DIV reporting purposes. The ultimate tax character of the Company’s distributions cannot be determined until the corresponding tax return is filed. The estimated information provided was determined in accordance with GAAP, which differs from tax-basis principles and regulations, and is not for tax reporting purposes and could differ materially from amounts reported to common shareholders on Form 1099-DIV. Past performance is not indicative of future results, and distributions are not guaranteed. 4. Our Dividend Reinvestment Plan (DRIP) offers our common stockholders the opportunity to receive a 5% discount to the market price per share of common stock at the close of regular trading on The Nasdaq Capital Market on the valuation date fixed by the Board for each distribution (i.e., the payment date). 5. Includes distributions declared on July 16, 2025. Long-Standing CLO Manager with Expertise in Structuring CLOs and Investing in the Underlying Corporate Loans OFS is an Experienced CLO Equity Investor Robust Credit Team with Analyst Coverage of the Senior Secured Loan Market OFS has a Strong Balance Sheet and Low Leverage Why OFS and OCCI?

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2025 OFS Credit Company » Net investment income (“NII”) of $6.1 million, or $0.22 per common share, for the fiscal quarter ended July 31, 2025. This compares to NII of $5.2 million, or $0.21 per common share, for the fiscal quarter ended April 30, 2025. Net Asset Value per common share was $6.13 as of July 31, 2025. » Core net investment income (“Core NII”)2 of $8.5 million, or $0.31 per common share, for the fiscal quarter ended July 31, 2025. This compares to Core NII of $9.2 million, or $0.37 per common share, for the fiscal quarter ended April 30, 2025. » During the fiscal quarter ended July 31, 2025, the interest income yield3 of our investment portfolio, based on average amortized cost, was 14.38%. 4 1. Past performance is not indicative of future results, and distributions are not guaranteed. 2. Core NII is a financial measure calculated and presented on a basis of methodology other than in accordance with GAAP. Core NII represents NII adjusted for differences in applicable cash distributions received on our CLO equity investments and equity-related investments that have not been optionally redeemed relative to income recognized in accordance with GAAP. See slide 18 “Supplemental Schedule - Core Net Investment Income” for additional information. 3. Interest income yield is calculated as total investment income earned on the investment portfolio (excluding idle cash interest income) divided by the average total investments at cost (annualized). Fiscal Quarter Ended (Unaudited) 7/31/2025 4/30/2025 Per Common Share Net investment income $ 0.22 0.21 Net realized loss on investments (0.07) (0.04) Net change in unrealized appreciation (depreciation) on investments 0.14 (0.67) Net earnings (loss) $ 0.29 $ (0.50) Reconciliation of Core NII — Non-GAAP2 Net investment income $ 0.22 $ 0.21 CLO equity adjustments 0.09 0.16 Core NII $ 0.31 $ 0.37 » On July 16, 2025, OFS Credit’s board of directors declared monthly cash distributions of $0.115 per common share for common stockholders for each of the three months in the quarter ending July 31, 2025, which implied an annualized cash distribution rate of 22.9% based on the closing market price of $6.02 per common share on July 31, 2025: Month Record Date Payment Date Cash Distribution Per Share August 2025 August 15, 2025 August 29, 2025 $0.115 September 2025 September 15, 2025 September 30, 2025 $0.115 October 2025 October 15, 2025 October 31, 2025 $0.115 Third Fiscal Quarter 2025 Highlights1

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2025 OFS Credit Company » We believe CLO equity has the potential to generate higher quarterly cash distributions relative to other high-yielding credit investments - CLOs primarily invest in a diversified pool of loans to large, rated U.S. corporations - Generally, first lien senior secured - Floating rate loans and liabilities providing natural hedge in a changing rate environment - Deep asset class with ~$1.1 trillion of CLOs outstanding1 » Access to infrastructure and resources of large platform - OFS Capital Management is focused on investing in corporate credit and has $4.1 billion in assets under management2 - Senior management has worked together for over 15 years » OFS Capital Management is uniquely positioned to manage OFS Credit Company - OFS Capital Management has dual experience as both a CLO equity investor (structuring expertise) and CLO manager (deep knowledge of underlying senior secured corporate loans) - OFS has managed CLOs since its inception and has invested approximately $26 billion in more than 14,000 transactions primarily through CLO vehicles3 5 1. Source: BofA Global Research. As of June 30, 2025. 2. As of June 30, 2025. Includes OFS Capital Management, LLC, and its affiliated registered investment advisers, OFS CLO Management, LLC, OFS CLO Management II, LLC and OFS CLO Management III, LLC. 3. As of June 30, 2025. Refers to CLOs that OFS Capital Management managed and OFS CLO Management, OFS CLO Management II, LLC and OFS CLO Management III manage. These CLOs are not held by OFS Credit. OFS Credit Company (NASDAQ: OCCI)

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2025 OFS Credit Company 6 Access to Infrastructure and Resources of Large Platform1 » OFS is part of a group of affiliated firms controlled by Richard Ressler that own, operate and manage approximately $34 billion of real assets and corporate credit » Since 1994, OFS Capital Management2 has invested approximately $26 billion in more than 14,000 transactions and has offices in Chicago, Los Angeles and New York City3 Real Estate / Infrastructure $29.9 billion of Assets Owned or Operated4 Venture Capital $184 million AUM6 Richard S. Ressler Corporate Credit $4.1 billion AUM5 OFS Credit Company (NASDAQ: OCCI) CIM Group OFS Capital Management OCV Partners 1. Despite Mr. Ressler’s involvement in each, none of CIM, OFS, or Orchard Capital Ventures has the benefit of any cross-guarantee. None of these entities are entitled to draw on the capital of any other, and no guarantee of the liabilities of any such entity by any other such entity should be inferred from their relationship. 2. Includes OFSAM Holdings, its predecessor entity, and its direct and indirect subsidiaries. 3. As of June 30, 2025. 4. As of March 31, 2025. See Important Disclosures on page 2. 5. As of June 30, 2025 Certain assets under management may be reflected at par. 6. As of March 31, 2025.

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2025 OFS Credit Company Access to Infrastructure and Resources of Large Platform 7 1. As of June 30, 2025. Includes OFS Capital Management, LLC, and its affiliated registered investment advisers, OFS CLO Management, LLC, OFS CLO Management II, LLC and OFS CLO Management III, LLC. Certain assets under management may be reflected at par. $4.1 Billion Assets Under Management1 SMAs/Sub-Advised Accounts CLO FundsBDCs OFS Platforms Closed-End Listed Fund » Primarily invests in senior secured, floating rate loans to US based middle-market borrowers » Publicly traded BDC, OFS Capital Corporation (NASDAQ: “OFS”) and non-traded BDC, Hancock Park Corporate Income, Inc. » SMAs/Sub-advised accounts Middle Market Lending » Invests in broadly syndicated loans, primarily in the 1st lien, senior secured tranches of the capital structure » CLOs » SMAs/Sub-advised accounts Broadly Syndicated Loans » Structure and invest in CMBS, CLO equity and debt » Publicly traded closed-end fund, OFS Credit Company, Inc. (NASDAQ: "OCCI") » SMAs/Sub-advised accounts Structured Credit Investing » Investing across the U.S. corporate loan market » Seasoned investment team with diverse skill set - dedicated industry analysts and loan and CLO structuring expertise within the platform

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2025 OFS Credit Company Portfolio Composition and Years of Reinvestment 8 Years of Reinvestment Period Remaining2, 3 Portfolio Composition1 1. Based on fair value as of July 31, 2025. 2. Weighted by fair value as of July 31, 2025. Includes estimated reinvestment end dates for warehouse investments and unsettled trades. 3. The weighted average years of reinvestment period remaining on the investment portfolio is 3.4 years. 4. Represents the fair value of discounted cash flows from fee rebates earned from CLO equity investments. 5. Includes securities out of reinvestment period. 91.7% 2.2% 5.5% 0.7% CLO Equity Loan Accumulation Facilities CLO Debt Other Less Than 1 Year 1-2 Years 2-3 Years 3-4 Years Greater Than 4 Years —% 5.0% 10.0% 15.0% 20.0% 25.0% 30.0% 35.0% 40.0% 45.0% 50.0% 4 5

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2025 OFS Credit Company Portfolio Highlights 9 1. Net of realized gains/(losses) on investments sold or repaid. Includes return of capital distributions received on CLO equity investments which have been optionally redeemed. 2. Includes CLO equity and debt accretion. 3. Represents the fair value of discounted cash flows from fee rebates earned from CLO equity investments. Fiscal Quarter Ended (Unaudited) 7/31/2025 4/30/2025 1/31/2025 10/31/2024 7/31/2024 Select Portfolio Funds Roll Data Beginning investment balance at cost $ 310,569,859 $ 278,988,584 $ 254,918,653 $ 206,533,305 $ 215,548,125 Portfolio purchases 41,153,005 41,927,376 48,801,012 81,096,179 12,129,290 Portfolio sales/repayments1 (15,511,802) (6,373,968) (22,604,186) (26,710,116) (17,558,156) Accretion/amortization2 10,847,464 9,034,633 8,748,607 7,027,405 5,966,147 CLO equity waterfall payments (13,133,247) (13,006,766) (10,875,502) (13,028,120) (9,552,101) Ending investment balance at cost $ 333,925,279 $ 310,569,859 $ 278,988,584 $ 254,918,653 $ 206,533,305 As of (Unaudited) 7/31/2025 4/30/2025 1/31/2025 10/31/2024 7/31/2024 Investment Mix - Based on Fair Value CLO equity $ 256,141,769 $ 221,874,891 $ 205,351,037 $ 186,656,257 $ 122,587,852 CLO debt 15,243,823 17,845,128 17,968,143 21,080,648 34,691,634 Loan accumulation facilities 6,022,110 10,724,325 12,676,750 5,500,000 2,500,000 Other3 2,005,760 1,799,727 1,548,625 1,613,752 1,332,522 Total investments $ 279,413,462 $ 252,244,071 $ 237,544,555 $ 214,850,657 $ 161,112,008

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2025 OFS Credit Company Debt Capital Summary as of July 31, 2025 10 Preferred Stock Mix by Remaining Legal Term1 Preferred Stock by Series1 Funding Source Outstanding Par NASDAQ Ticker Coupon Payment Frequency Optional Redemption Date Maturity Date Preferred Stock Series C Term Preferred Stock $ 23,000,000 OCCIO 6.125% Monthly Callable April 30, 2026 Series D Term Preferred Stock 3,000,000 N/A 6.000% Monthly Callable June 10, 2026 Series E Term Preferred Stock 35,000,000 OCCIN 5.250% Monthly Callable December 31, 2026 Series F Term Preferred Stock 29,900,000 OCCIM 7.875% Monthly October 31, 2026 October 31, 2029 Series G Term Preferred Stock 25,000,000 N/A 8.000% Monthly April 1, 2027 April 1, 2030 Total / Weighted Avg Funding $ 115,900,000 6.713% 20% 3% 30%26% 22% Series C Term Series D Term Series E Term Series F Term Series G Term 1. Percentages may not sum to 100% due to rounding. 22% 30% 47% <1 year 1-3 years 3-5 years

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2025 OFS Credit Company Track Record 11 Cumulative Distributions1 $13.37 per share in distributions declared since inception1 Annual distribution rate of 22.5%2 1. Distributions are not guaranteed. Past performance is not indicative of future results. Includes the most recent distributions declared on July 16, 2025. 2. Calculated by annualizing the most recent monthly all-cash distribution of $0.115 declared on shares of common stock for each of the three months in the fiscal quarter ending October 31, 2025, divided by the net asset value per share as of July 31, 2025. Does not include the 5% discount offered though the DRIP program. $0.61 $1.11 $1.62 $2.12 $2.63 $3.15 $3.67 $4.19 $4.71 $5.24 $5.78 $6.33 $6.88 $7.43 $7.98 $8.53 $9.08 $9.63 $10.18 $10.73 $11.03$11.33 $11.65 $11.99 $12.34 $12.68 $13.03 $13.37 Distributions Declared Cumulative Distributions 1Q'19 2Q'19 3Q'19 4Q'19 1Q'20 2Q'20 3Q'20 4Q'20 1Q'21 2Q'21 3Q'21 4Q'21 1Q'22 2Q'22 3Q'22 4Q'22 1Q'23 2Q'23 3Q'23 4Q'23 1Q'24 2Q'24 3Q'24 4Q'24 1Q'25 2Q'25 3Q'25 4Q'25 $— $1.00 $2.00 $3.00 $4.00 $5.00 $6.00 $7.00 $8.00 $9.00 $10.00 $11.00 $12.00 $13.00 $14.00 $15.00

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2025 OFS Credit Company Underlying Portfolio Characteristics S&P Rating Distribution of Underlying Obligors1 Maturity Distribution of Underlying Obligors1 Spread Distribution of Underlying Obligors1 1. Source: CLO trustee reports as reported by Intex. Based on the issuers’ most recently reported positions and weighted by par value as of July 31, 2025. Percentages may not sum to 100% due to rounding and/or lack of data. 12 0.2% 1.5% 5.7% 27.8% 15.6% 13.6% 24.9% 10.5% 0.2% 2025 2026 2027 2028 2029 2030 2031 2032 >2032 —% 5.0% 10.0% 15.0% 20.0% 25.0% 30.0% 35.0% 40.0% 45.0% 0.2% 9.8% 34.4% 32.4% 14.2% 5.1% 1.0% 0.5% 0.1% <1% 1-2% 2-3% 3-4% 4-5% 5-6% 6-7% 7-8% >8% —% 5.0% 10.0% 15.0% 20.0% 25.0% 30.0% 35.0% 40.0% 45.0% 0.6% 0.1% 0.9% 3.3% 7.8% 12.0% 17.1% 28.9% 23.0% 4.4% 0.6% 0.4% 0.3% BBB+ and higher BBB BBB- BB+ BB BB- B+ B B- CCC+ CCC CCC- CC and lower —% 5.0% 10.0% 15.0% 20.0% 25.0% 30.0%

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2025 OFS Credit Company Industry Exposure and Top 10 Obligors1 13 Top 10 Underlying Obligors Obligor 7/31/25 % of Total Asurion 0.6% Virgin Media 0.5% Quikrete Companies 0.5% Ineos Group 0.5% McAfee 0.4% Calpine 0.4% Transdigm 0.4% Acrisure 0.4% Clarios Global LP 0.4% American Airlines 0.4% Total 4.5% Top 10 Industries of Underlying Obligors Moody's Industry Name 7/31/25 % of Total Services: Business 10.2% Banking, Finance, Insurance & Real Estate 9.9% High Tech Industries 9.8% Healthcare & Pharmaceuticals 8.4% Construction & Building 5.4% Hotel, Gaming & Leisure 5.2% Chemicals, Plastics & Rubber 4.3% Capital Equipment 3.7% Services: Consumer 3.7% Media: Broadcasting & Subscription 3.4% Total 64.0% 1. Source: CLO trustee reports as reported by Intex.

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2024 OFS Credit Company Trade Secret | Confidential Information Appendices

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2025 OFS Credit Company 15 Experienced Leadership of OFS Capital Management Bilal Rashid » President and Senior Managing Director of OFS Capital Management » Chairman, President and Chief Executive Officer of OCCI » 30+ years of experience (15+ with OFS) » Formerly Head of Global Structured Credit At Merrill Lynch, which included CLO team » Actively involved in originating, structuring and managing CLOs throughout career Glen Ostrander » Managing Director of OFS Capital Management – Structured Credit Portfolio Manager » 25+ years of experience (15+ with OFS) » Previously worked in Structured Credit group at Merrill Lynch » Actively involved in originating, structuring and managing CLOs throughout career Ken Brown » Managing Director of OFS Capital Management – Broadly Syndicated Loan Portfolio Manager » 30+ years experience (15+ with OFS) » Previously Vice President at GE Antares Capital » Actively involved in managing CLOs since 2011 Experienced management team that has underwritten through multiple business cycles The Senior Investment Team of OFS averages over 25 years of experience structuring and investing in CLOs, debt securities, and loans

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2025 OFS Credit Company 16 Condensed Balance Sheets As of 7/31/2025 4/30/2025 1/31/2025 10/31/2024 7/31/2024 (Unaudited) (Unaudited) (Unaudited) (Audited) (Unaudited) Assets Investments, at fair value $ 279,413,462 $ 252,244,071 $ 237,544,555 $ 214,850,657 $ 161,112,008 Cash 7,332,005 23,070,925 17,534,424 24,696,288 22,007,239 Other assets 658,482 1,974,957 1,871,552 1,227,105 867,068 Total assets $ 287,403,949 $ 277,289,953 $ 256,950,531 $ 240,774,050 $ 183,986,315 Liabilities Preferred stock, net $ 113,711,807 $ 113,509,605 $ 89,129,297 $ 88,973,544 $ 60,088,407 Payable to advisor and affiliates 3,420,647 2,991,239 3,205,425 2,850,702 2,372,229 Other liabilities 242,000 486,316 406,000 343,000 517,000 Total liabilities 117,374,454 116,987,160 92,740,722 92,167,246 62,977,636 Net assets 170,029,495 160,302,793 164,209,809 148,606,804 121,008,679 Total liabilities and net assets $ 287,403,949 $ 277,289,953 $ 256,950,531 $ 240,774,050 $ 183,986,315 Number of shares outstanding 27,716,012 25,966,491 23,454,915 20,701,251 16,718,677 Net asset value per share $ 6.13 $ 6.17 $ 7.00 $ 7.18 $ 7.24 Preferred stock / net assets1 0.68x 0.72x 0.55x 0.61x 0.50x 1. Calculated on preferred stock principal.

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2025 OFS Credit Company Condensed Statements of Operations 17 Fiscal Quarter Ended (Unaudited) 7/31/2025 4/30/2025 1/31/2025 10/31/2024 7/31/2024 Investment income Interest income $ 11,875,174 $ 10,243,605 $ 10,059,113 $ 8,589,631 $ 7,451,266 Expenses Interest expense 2,148,056 1,787,971 1,608,359 1,171,266 963,162 Incentive fees 1,512,696 1,293,103 1,287,687 1,121,024 964,744 Base management fees 1,263,086 1,219,379 1,126,668 1,057,373 804,026 Administration fees 402,998 300,688 382,874 355,385 400,316 Professional fees 270,419 239,825 281,292 215,170 258,279 Other general & administrative expenses 227,136 230,228 221,486 185,317 201,762 Total operating expenses 5,824,391 5,071,194 4,908,366 4,105,535 3,592,289 Net investment income 6,050,783 5,172,411 5,150,747 4,484,096 3,858,977 Net realized gain (loss) on investments (1,934,404) (868,661) 27,970 (4,540,922) (5,938,328) Net unrealized appreciation (depreciation) on investments 3,813,971 (16,881,760) (1,376,032) 5,353,302 5,514,518 Net gain (loss) on investments 1,879,567 (17,750,421) (1,348,062) 812,380 (423,810) Net increase (decrease) in net assets resulting from operations $ 7,930,350 $ (12,578,010) $ 3,802,685 $ 5,296,476 $ 3,435,167 Weighted average common shares outstanding 27,179,615 25,197,302 21,992,196 18,652,031 16,211,566 Earnings per common share Net investment income per common share $ 0.22 $ 0.21 $ 0.23 $ 0.24 $ 0.24 Net gain (loss) per common share 0.07 (0.71) (0.06) 0.04 (0.02) Net income (loss) per common share $ 0.29 $ (0.50) $ 0.17 $ 0.28 $ 0.22

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2025 OFS Credit Company Supplemental Schedule - Core Net Investment Income 18 We provide information relating to Core NII (a non-GAAP measure) on a supplemental basis. This measure is not provided as a substitute for GAAP NII, but in addition to it. Our non-GAAP measures may differ from similar measures by other companies, even if similar terms are used to identify such measures. Core NII represents GAAP NII adjusted for differences in applicable cash distributions received on our CLO equity and equity-related investments that have not been optionally redeemed relative to income recognized in accordance with GAAP. OFS Capital Management, LLC, our investment adviser, uses this information in its internal analysis of results and believes that this information may be informative in gauging the quality of the Company’s financial performance, identifying trends in its results, and providing meaningful period-to-period comparisons. Income from investments in the “equity” class securities of CLO vehicles, for GAAP purposes, is recorded using the effective interest method; this is based on an estimated effective yield, at current amortized cost, to the expected redemption of the security utilizing assumed cash flows, including those CLO equity investments that have not made their inaugural distribution for the relevant period end. The result is an estimated effective yield for the investment in which the respective investment’s cost basis is adjusted quarterly based on the difference between the actual cash received, or distributions entitled to be received, and the income recognized via the estimated effective yield calculation. Accordingly, investment income recognized on CLO equity and equity-related securities in the GAAP statement of operations differs from the cash distributions actually received by the Company during the period (referred to below as “CLO equity adjustments”). Therefore, management believes that Core NII may provide a useful indicator of distributable operating income, as this reflects a measure of potential cash availability, net of operating expenses, that could be utilized to cover distributions to common stockholders. We note that this non-GAAP measure has no bearing on the tax character of the common stock distributions made during the period, and future distributions are not guaranteed. A portion of current and future common stock distributions may consist of a return of capital for tax purposes. The actual tax character of our earnings cannot be finally determined until our tax return is prepared after the close of our taxable year. The following table provides a reconciliation of GAAP NII to Core NII for the fiscal quarters ended July 31, 2025 and April 30, 2025 (unaudited): Fiscal Quarter Ended July 31, 2025 April 30, 2025 Amount Per Share Amount Per Share Net investment income $ 6,050,783 $ 0.22 $ 5,172,411 $ 0.21 CLO equity adjustments 2,476,308 0.09 4,049,003 0.16 Core net investment income $ 8,527,091 $ 0.31 $ 9,221,414 $ 0.37